Subsequent Event (Details)					12 Months Ended
	Apr. 26, 2021 $ / shares shares	Mar. 19, 2021 USD ($) $ / shares	Jan. 22, 2021 USD ($)	Jan. 19, 2021 USD ($) item $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 18, 2020 USD ($) shares
Subsequent Event
Total consideration for shares repurchased					$ 9,480,179	$ 12,283,426	$ 2,499,167
Subsequent event
Subsequent Event
Proceeds from convertible notes			$ 27,100,000
Subsequent event | 5% Convertible Promissory Note One
Subsequent Event
Convertible notes, interest rate				5.00%
Convertible promissory note principal amount				$ 10,000,000.0
Proceeds from convertible notes				$ 8,900,000
Conversion price | $ / shares				$ 4.20
Subsequent event | 5% Convertible Promissory Note Two
Subsequent Event
Convertible notes, interest rate		5.00%
Convertible promissory note principal amount		$ 20,000,000
Proceeds from convertible notes		$ 18,200,000
Debt redemption premium		8.00%
Subsequent event | Standby equity distribution agreement
Subsequent Event
Agreement term			36 months
Purchase price			90.00%
Threshold consecutive trading days			5 days
ADS
Subsequent Event
Number of shares authorized to be repurchased | shares								484,742
ADS | Subsequent event | 5% Convertible Promissory Note One
Subsequent Event
Conversion price | $ / shares				$ 2.54
Percentage of trading price				88.00%
Convertible notes, Threshold consecutive trading days | item				10
Number of shares for converted note | item				3,933,317
Threshold consecutive trading days | item				10
ADS | Subsequent event | 5% Convertible Promissory Note Two
Subsequent Event
Conversion price | $ / shares		$ 5.0
Threshold consecutive trading days prior to redemption date		5 days
Threshold redemption conversion price		108.00%
ADS | Subsequent event | Standby equity distribution agreement
Subsequent Event
Convertible promissory note principal amount			$ 20,000,000.0
Class A
Subsequent Event
Number of shares authorized to be repurchased | shares								24,237,100
Total cash consideration authorized to be repurchased								$ 1,300,000
Class A | Subsequent event
Subsequent Event
Number of shares repurchased | shares	3,120,150
Exercise price | $ / shares	$ 0.0002
Vesting period	4 years